EQUITY	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Equity

NOTE 10 – Equity:

Accumulated other comprehensive income (loss)

The components of, and changes within, accumulated other comprehensive income (loss) attributable to Teva are presented in the table below:

	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance as of December 31, 2016	$(2,769)	$(7)	$(302)	$(81)	$(3,159)
Other comprehensive income (loss) before reclassifications	1,124	56	(138)	(9)	1,033
Amounts reclassified to the statements of income	(52)	(41)	20	2	(71)
Net other comprehensive income (loss) before tax	1,072	15	(118)	(7)	962
Corresponding income tax	-	5	-	(5)	-
Net other comprehensive income (loss) after tax*	1,072	20	(118)	(12)	962
Balance as of September 30, 2017	$(1,697)	$13	$(420)	$(93)	$(2,197)

* Amounts do not include foreign currency translation adjustments attributable to non-controlling interests of $64 million gain.
	Net Unrealized Gains/(Losses)			Benefit Plans
	Foreign currency translation adjustments	Available-for-sale securities	Derivative financial instruments	Actuarial gains/(losses) and prior service (costs)/credits	Total

Balance as of December 31, 2015	$(2,384)	$312	$175	$(58)	$(1,955)
Other comprehensive income (loss) before reclassifications	134	(438)	(517)	*	(821)
Amounts reclassified to the statements of income	3	97	7	*	107
Net other comprehensive income (loss) before tax	137	(341)	(510)	*	(714)
Corresponding income tax	(33)	(8)	-	4	(37)
Net other comprehensive income (loss) after tax**	104	(349)	(510)	4	(751)
Balance as of September 30, 2016	$(2,280)	$(37)	$(335)	$(54)	$(2,706)

* Represents an amount less than $0.5 million
** Amounts do not include foreign currency translation adjustments attributable to non-controlling interests of $182 million gain.